Offerings	Mar. 02, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Fee Rate	0.01381%
Offering Note	There is being registered hereunder an indeterminate number of shares of common stock, preferred stock, or warrants as may be sold, from time to time. Warrants represent rights to purchase common stock, preferred stock or debt securities. In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $750,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering Note	See Note 1 above.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering Note	There is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common stock. In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $750,000,000.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	There is being registered hereunder an indeterminate principal amount of debt securities as may be sold, from time to time. If any debt securities are issued at an original issue discount, then the offering price shall be in such greater principal amount as shall result in an aggregate price to investors not to exceed $750,000,000. In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $750,000,000.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Note 1 above.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	Estimated pursuant to Rule 457 solely for the purposes of determining the registration fee. The proposed maximum offering price per security will be determined, from time to time, by Saratoga Investment Corp. (the “Registrant”) in connection with the sale by the Registrant of the securities registered under this Registration Statement on Form N-2 (File No. 333-292765) (the “Registration Statement”).
Offering: 7
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 410,483,531.31
Fee Rate	0.01381%
Amount of Registration Fee	$ 56,687.78
Offering Note	The Registrant previously paid filing fees in the aggregate of $56,687.78 in connection with the filing of the Registration Statement on January 16, 2026.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Carry Forward Form Type	N-2
Carry Forward File Number	333-269186
Carry Forward Initial Effective Date	Mar. 13, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering Note	See Note 1 above.
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock
Carry Forward Form Type	N-2
Carry Forward File Number	333-269186
Carry Forward Initial Effective Date	Mar. 13, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering Note	See Note 1 above.
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	N-2
Carry Forward File Number	333-269186
Carry Forward Initial Effective Date	Mar. 13, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering Note	See Note 3 above.
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	N-2
Carry Forward File Number	333-269186
Carry Forward Initial Effective Date	Mar. 13, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering Note	See Note 4 above.
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	N-2
Carry Forward File Number	333-269186
Carry Forward Initial Effective Date	Mar. 13, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering Note	See Note 1 above.
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 239,516,468.69
Carry Forward Form Type	N-2
Carry Forward File Number	333-269186
Carry Forward Initial Effective Date	Mar. 13, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 26,394.71
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement includes $239,516,468.69 in aggregate principal offering price of unsold securities (the “Unsold Securities”) that were previously registered for sale under the Registrant’s Registration Statement on Form N-2 (File No. 333-269186) initially filed on January 11, 2023, and amended on February 21, 2023, and declared effective on March 13, 2023 (the “Prior Registration Statement”). The Registrant previously paid filing fees in the aggregate of $26,394.71 relating to the Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.